Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of Financial Assets at Amortized Cost

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Corporate bonds	$113,851.9	$172,092.0
Commercial paper	18,387.9	14,221.7
Government bonds/Agency bonds	13,803.5	4,379.5
Less: Allowance for impairment loss	(82.7)	(125.4)

	$145,960.6	$190,567.8

Current	$66,761.2	$101,971.3
Noncurrent	79,199.4	88,596.5

	$145,960.6	$190,567.8